Property and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
Property and Equipment

	Medical Equipment	Computer Equipment	Office Furniture	Office Equipment	Leasehold Improvements	Total
Cost
As at December 31, 2017	197,870	681,985	225,896	89,466	534,300	1,729,517
Additions, net of foreign exchange impact	—	88,202	21,542	15,763	49,163	174,670
Disposals	(137,492)	(424,246)	—	—	(85,096)	(646,834)
As at December 31, 2018	60,378	345,941	247,438	105,229	498,367	1,257,353
Additions, net of foreign exchange impact	—	7,014	—	—	—	7,014
Disposals	—	—	—	—	—	—
As at December 31, 2019	60,378	352,955	247,438	105,229	498,367	1,264,367

Amortization
As at December 31, 2017	154,334	549,564	147,334	68,787	476,057	1,396,076
Depreciation expense	7,622	49,635	10,415	4,041	23,662	95,375
Disposals	(137,492)	(424,246)	—	—	(85,096)	(646,834)
As at December 31, 2018	24,464	174,953	157,749	72,828	414,623	844,617
Depreciation expense	20,244	49,093	14,668	5,342	33,635	122,982
Disposals	—	—	—	—	—	—
As at December 31, 2019	44,708	224,046	172,417	78,170	448,258	967,599

Net book value
As at December 31, 2019	15,670	128,909	75,021	27,059	50,109	296,768
As at December 31, 2018	35,914	170,988	89,689	32,401	83,744	412,736